Business Combination Agreement with Aesther Health Care Acquisition Corp. (“AHAC”)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination Agreement with Aesther Health Care Acquisition Corp. (“AHAC”)

12. Business Combination Agreement with Aesther Health Care Acquisition Corp. (“AHAC”)

On August 31, 2022, the Company and Aesther Healthcare Acquisition Corporation (“AHAC”) entered into an Agreement and Plan of Merger (the “Business Combination Agreement”), by and among AHAC Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of AHAC (“Merger Sub”), Ocean Biomedical, Inc., a Delaware corporation (“Ocean Biomedical”), Aesther Healthcare Sponsor, LLC, (“Sponsor”) in its capacity as Purchaser Representative, and Dr. Chirinjeev Kathuria, in his capacity as Seller Representative, that was amended on December 5, 2022, pursuant to which at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), Merger Sub will merge with and into Ocean Biomedical (the “Merger”), with Ocean Biomedical continuing as the surviving corporation and wholly-owned subsidiary of AHAC. AHAC will change its name to Ocean Biomedical, Inc. at the Closing (collectively, the “Business Combination”). The Business Combination will be accounted for as a reverse recapitalization. See Note 14-Subsequent Events for terms and conditions of the Business Combination.

Merger Consideration

As consideration for the Merger, the holders of the Company’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to (a) $240 Million U.S. Dollars ($240,000,000) minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $1,500,000, minus (e) the amount, if any, by which The Company’s transaction expenses exceed $6,000,000. “New Ocean Biomedical” refers to AHAC post-closing of the Business Combination of AHAC and Ocean Biomedical. In addition, post-closing holders of the Company’s securities shall also be entitled to receive from New Ocean Biomedical, in the aggregate, an additional 19,000,000 shares of New Ocean Biomedical common stock (the “Earnout Shares”) as follows: (a) in the event that the volume weighted average price (“VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical common stock. In addition, for each issuance of Earnout Shares, New Ocean Biomedical will also issue to Sponsor an additional 1,000,000 shares of New Ocean Biomedical common stock.

Warrants

The Company’s lender, Second Street Capital, LLC, has warrants for 450,000 shares of the Company’s common stock (“Ocean Warrants”). As a condition to closing the Business Combination, AHAC shall issue Second Street Capital, LLC a warrant for a number of shares of New Ocean Biomedical common stock equal to the economic value of the Ocean Warrants in exchange for the termination of the Ocean Warrants.